Share-based payments	6 Months Ended
Jun. 30, 2022
Share-based payments
Share-based payments

10.     Share-based payments

In 2014, an equity-settled share-based payment program was established by Affimed N.V. (ESOP 2014). Under this program, the Company granted awards to certain members of the Management Board, the supervisory board of the Company (Supervisory Board), non-employee consultants and employees.

Share-based payments with service condition

The majority of the awards vest in instalments over three years and can be exercised up to 10 years after the grant date. The Group granted 274,500 and 4,557,100 awards in the three and six months ended June 30, 2022 to employees, members of the Management Board and members of the Supervisory Board. Fair value of the awards at grant date in the three and six months ended June 30, 2022 amounts to €0.8 million ($0.8 million) and €13.4 million ($15.0 million). 13,926 and 99,591 ESOP 2014 awards were cancelled or forfeited and 18,994 and 43,440 options were exercised at a weighted-average share price of $2.26 and $2.52 during the three and six months ended June 30, 2022. 15,089,070 (December 31, 2021: 10,675,001) ESOP 2014 options were outstanding, and 7,313,165 awards (December 31, 2021: 5,422,591) had vested. The options outstanding as of June 30, 2022 had an exercise price in the range of $1.30 to $13.47 and a weighted average remaining contractual life of 7.9 years (December 31, 2021: 7.7 years) and a weighted average exercise price of $4.97.

Share-based payments with market condition

During the three and six months ended June 30, 2022, the Company issued 1,500,000 and 2,825,000 options, respectively, with market-based performance conditions to members of the Management Board and employees. Each grant consists of three tranches, whereby one-third of the total grant will vest when the volume-weighted average share price over the preceding thirty trading days reaches $12.00, $15.00, and $18.00, respectively. Except with respect to a change of control, these options shall not vest before the first anniversary of the grant date. Fair value of the awards at grant date in the three and six months ended June 30, 2022 amounts to €1.6 million ($1.8 million) and €2.9 million ($3.2 million) and the contractual lifetime of the options is two years. Any unvested awards on the date that is two years following the grant date will be cancelled.

Share-based payment expense

In the three and six months ended June 30, 2022, compensation expense of €5,625 and €9,872 was recognized affecting research and development expenses (€2,889 and €5,194) and general and administrative expenses (€2,736 and €4,678). In the three and six months ended June 30, 2021, compensation expense of €3,586 and €4,695 was recognized affecting research and development expenses (€1,810 and €2,279) and general and administrative expenses (€1,776 and €2,416).

Fair value measurement

The fair value of options with service conditions was determined using the Black-Scholes-Merton valuation model. The significant inputs into the valuation model are as follows (weighted average):

	June 30, 2022	June 30, 2021
Fair value at grant date	$3.30	$6.78
Share price at grant date	$4.45	$8.48
Exercise price	$4.45	$8.48
Expected volatility	90%	95%
Expected life	5.87	5.86
Expected dividends	0.00	0.00
Risk-free interest rate	2.22%	1.12%

The fair value of options with market conditions was determined using a Monte Carlo simulation. The significant inputs into the valuation model are as follows (weighted average):

June 30, 2022
Fair value at grant date	$1.13
Share price at grant date	$4.58
Exercise price	$4.58
Expected volatility	70%
Expected life	2.00
Expected dividends	0.00
Risk-free interest rate	2.41%

Expected volatility is estimated based on the observed daily share price returns of Affimed measured over a historic period equal to the expected life of the awards.

The risk-free interest rates are based on the yield to maturity of U.S. Treasury strips (as best available indication for risk-free rates), for a term equal to the expected life, as measured as of the Grant Date.